Offerings	Aug. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.150% Senior Notes due 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Rule 457(f)	true
Amount of Securities Received | shares	300,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 300,000,000.00
Fee Note MAOP	$ 300,000,000.00
Offering Note	(1) Represents the aggregate principal amount of FirstEnergy Pennsylvania Electric Company's 4.150% Senior Notes due 2028 to be offered in the exchange offer to which the registration statement relates. (3) Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2031
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 550,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,955.00
Rule 457(f)	true
Amount of Securities Received | shares	550,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 550,000,000.00
Fee Note MAOP	$ 550,000,000.00
Offering Note	(2) Represents the aggregate principal amount of FirstEnergy Pennsylvania Electric Company's 4.550% Senior Notes due 2031 to be offered in the exchange offer to which the registration statement relates. (3) Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.